Short-Term Investments (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Schedule of short term investment [Line Items]
Balance	¥ 4,342,356,612	¥ 597,265,740	$ 665,495,266
Li Auto Inc [Member]
Schedule of short term investment [Line Items]
Cost basis	495,750,000	506,307,000
Unrealized Gains	3,190,793,199	41,581,818
Balance	¥ 3,686,543,199	¥ 547,888,818	$ 564,987,463	$ 80,695,301